UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenue	$ 132,274	$ 131,582
Cost of goods sold	39,805	37,404
Gross profit	92,469	94,178
Selling, general and administrative	126,012	121,684
Loss on impairment of goodwill	152,018	0
Total operating expenses	278,030	121,684
Operating loss	(185,561)	(27,506)
Interest expense, net	12,695	8,711
Change in fair value of derivative warrant liabilities (Note 8)	(2,569)	(20,673)
Other income, net	(1,485)	(285)
Total other expenses (income), net	8,641	(12,247)
Loss before income taxes	(194,202)	(15,259)
Income tax benefit	(8,976)	(2,353)
Net loss	(185,226)	(12,906)
Net loss attributable to noncontrolling interests	(15,787)	(2,831)
Net loss attributable to Class A shareholders	$ (169,439)	$ (10,075)
Net loss per share attributable to Class A shareholders (Note 13):
Basic (in dollars per share)	$ (1.51)	$ (0.09)
Diluted (in dollars per share)	$ (1.51)	$ (0.09)
Shares used in computing net loss per share (Note 13):
Basic (in shares)	112,475,039	107,366,433
Diluted (in shares)	112,475,039	107,366,433
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	$ (1,155)	$ 71
Comprehensive loss	(186,381)	(12,835)
Comprehensive loss attributable to noncontrolling interests	(15,885)	(2,815)
Comprehensive loss attributable to Class A shareholders	$ (170,496)	$ (10,020)